Stock-Based Compensation - Summary Of The Status Of The Stock Options (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Balance at the beginning (Number of Shares)	7,880,732	7,450,921
Options granted (Number of Shares)	3,524,789	1,457,219
Options exercised (Number of Shares)	(1,207,353)	(276,325)
Options cancelled (Number of Shares)	(1,354,871)	(751,083)
Balance at the end (Number of Shares)	8,843,297	7,880,732	7,450,921
Options exercisable (Number of Shares)	5,288,359
Vested and expected to vest (Number of Shares)	8,843,297
Balance at the beginning (Weighted Average Exercise Price)	$ 1.82	$ 1.68
Options granted (Weighted Average Exercise Price)	9.02	2.59
Options exercised (Weighted Average Exercise Price)	1.49	1.19
Options cancelled (Weighted Average Exercise Price)	5.84	2.15
Balance at the end (Weighted Average Exercise Price)	4.12	$ 1.82	$ 1.68
Options exercisable (Weighted Average Exercise Price)	2.27
Vested and expected to vest (Weighted Average Exercise Price)	$ 4.12
Remaining Contractual Term In Years	6 years 9 months	7 years 8 months 15 days	8 years 5 months 26 days
Aggregate Intrinsic Value	$ 16,632	$ 51,134	$ 6,783